Sizzle Acquisition (Tables)	12 Months Ended
Jun. 30, 2025
Sizzle Acquisition [abstract]
Schedule of Fair Value of the Shares and Warrants

In accordance with IFRS 2, the Company has treated the difference between the net liability position and fair value of the shares and warrants of $67,797,276 as a listing expense.

30 June 2024 $
Fair value of equity instruments to have been issued by CRML
Sizzle share consideration price	$10.20
Total number of Sizzle shares at closing
Sponsor shares	4,313,599
Sizzle Public shares	91,999
4,313,599

Total fair value of equity instruments issued to Sizzle shareholders	43,998,710
Fair value of identifiable net assets of Sizzle:
Cash and cash equivalent	9,835,289
Proceeds from trust account attributable to not redeemed shares held by Empery	(8,819,744)
Accrued offering costs and expenses	(11,979,192)
Excise tax payable	(1,630,890)
Deferred underwriters fee	(8,150,000)
Income tax payable	(675,442)
Promissory note – related party	(1,459,437)
Listed warrants	(919,150)
Fair value of identifiable net assets of Sizzle at 29 February 2024	(23,798,566)

IFRS 2 listing expense	67,797,276